Note 15 - Plant Restructuring (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Restructuring and Related Costs [Table Text Block]
		Long-Lived	Other
	Severance	Asset	Cost
	Payable	Impairment	Payable	Total
		(In thousands)

Balance March 31, 2015	$715	$264	$270	$1,249
Charge to expense	162	5,065	5,075	10,302
Cash payments/write offs	(877)	(354)	(1,448)	(2,679)
Balance March 31, 2016	-	4,975	3,897	8,872
Charge to expense	1,578	(384)	635	1,829
Cash payments/write offs	(1,541)	182	(4,227)	(5,586)
Balance March 31, 2017	37	4,773	305	5,115
Charge to expense	722	(369)	9,658	10,011
Cash payments/write offs	(198)	(3,877)	(468)	(4,543)
Balance March 31, 2018	$561	$527	$9,495	$10,583